Schedule of Investments (unaudited) September 30, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
Afterpay Ltd.(a)	99,223	$8,620,002
AGL Energy Ltd.	282,331	1,165,935
Ampol Ltd.	112,404	2,243,301
APA Group(b)	541,018	3,369,889
Aristocrat Leisure Ltd.	264,825	8,807,156
ASX Ltd.	89,521	5,168,558
Aurizon Holdings Ltd.	851,784	2,306,153
AusNet Services Ltd.	851,318	1,540,937
Australia & New Zealand Banking Group Ltd.	1,303,829	26,184,204
BHP Group Ltd.	1,349,791	36,050,003
BHP Group PLC	967,752	24,381,875
BlueScope Steel Ltd.	230,790	3,344,052
Brambles Ltd.	657,632	5,056,828
Cochlear Ltd.	29,815	4,664,931
Coles Group Ltd.	616,063	7,483,305
Commonwealth Bank of Australia	812,892	60,324,976
Computershare Ltd.	251,942	3,257,873
Crown Resorts Ltd.(a)	169,180	1,158,094
CSL Ltd.	208,537	43,569,869
Dexus	490,041	3,771,643
Domino’s Pizza Enterprises Ltd.	28,066	3,210,140
Endeavour Group Ltd.	604,799	3,026,471
Evolution Mining Ltd.	833,202	2,106,765
Fortescue Metals Group Ltd.	780,783	8,316,905
Glencore PLC	4,578,905	21,539,646
Goodman Group	763,895	11,754,105
GPT Group	883,622	3,182,719
Insurance Australia Group Ltd.	1,140,219	3,981,951
Lendlease Corp. Ltd.(b)	313,487	2,410,237
Macquarie Group Ltd.	157,497	20,348,019
Magellan Financial Group Ltd.	61,789	1,550,948
Medibank Pvt Ltd.	1,254,662	3,203,424
Mirvac Group	1,809,773	3,839,002
National Australia Bank Ltd.	1,511,458	29,807,493
Newcrest Mining Ltd.	378,227	6,270,137
Northern Star Resources Ltd.	499,514	3,059,347
Oil Search Ltd.	910,514	2,833,491
Orica Ltd.	187,455	1,830,942
Origin Energy Ltd.	814,579	2,732,911
Qantas Airways Ltd.(a)	425,653	1,716,663
QBE Insurance Group Ltd.	672,051	5,536,485
Ramsay Health Care Ltd.	84,401	4,182,627
REA Group Ltd.	24,161	2,721,270
Reece Ltd.	130,303	1,757,346
Rio Tinto Ltd.	170,536	12,140,625
Santos Ltd.	865,282	4,432,001
Scentre Group	2,364,619	5,032,767
SEEK Ltd.	152,401	3,350,267
Sonic Healthcare Ltd.	206,807	5,976,553
South32 Ltd.	2,163,019	5,367,603
Stockland	1,086,055	3,444,063
Suncorp Group Ltd.	583,413	5,187,701
Sydney Airport(a)(b)	605,813	3,557,837
Tabcorp Holdings Ltd.	1,004,744	3,491,070
Telstra Corp. Ltd.	1,896,412	5,313,932
Transurban Group(b)	1,257,350	12,672,163
Transurban Group	138,597	1,418,813
Treasury Wine Estates Ltd.	324,977	2,865,639
Vicinity Centres	1,730,729	2,046,124
Washington H Soul Pattinson & Co. Ltd.(c)	98,420	2,735,191

Security	Shares	Value

Australia (continued)
Wesfarmers Ltd.	519,526	$20,663,314
Westpac Banking Corp.	1,680,951	31,086,641
WiseTech Global Ltd.	67,424	2,556,935
Woodside Petroleum Ltd.	444,119	7,594,119
Woolworths Group Ltd.	580,838	16,314,730

		560,636,716

Austria — 0.2%
Erste Group Bank AG	127,411	5,594,512
OMV AG	67,773	4,080,993
Raiffeisen Bank International AG	69,065	1,806,358
Verbund AG	31,110	3,146,304
voestalpine AG	53,676	1,982,721

		16,610,888

Belgium — 0.8%
Ageas SA	79,725	3,948,017
Anheuser-Busch InBev SA/NV	349,130	19,801,741
Elia Group SA/NV	14,563	1,740,282
Etablissements Franz Colruyt NV	25,552	1,303,461
Groupe Bruxelles Lambert SA	51,788	5,696,452
KBC Group NV	113,997	10,283,036
Proximus SADP	69,567	1,380,520
Sofina SA	7,018	2,788,542
Solvay SA	33,764	4,188,338
UCB SA	57,923	6,486,057
Umicore SA	90,320	5,343,293

		62,959,739

Chile — 0.0%
Antofagasta PLC	178,936	3,251,763

China — 0.2%
BOC Hong Kong Holdings Ltd.	1,703,034	5,131,953
Budweiser Brewing Co. APAC Ltd.(d)	782,800	1,988,343
Chow Tai Fook Jewellery Group Ltd.	933,200	1,774,749
Futu Holdings Ltd., ADR(a)	23,023	2,095,554
Wilmar International Ltd.	882,283	2,725,724

		13,716,323

Denmark — 2.6%
Ambu A/S, B Shares(c)	75,528	2,233,488
AP Moeller - Maersk A/S, Class A	1,469	3,785,670
AP Moeller - Maersk A/S, Class B	2,635	7,133,177
Carlsberg A/S, Class B	45,688	7,453,684
Chr Hansen Holding A/S	48,055	3,925,240
Coloplast A/S, Class B	54,162	8,468,902
Danske Bank A/S	314,234	5,293,623
Demant A/S(a)	49,732	2,506,054
DSV A/S	92,373	22,110,744
Genmab A/S(a)	30,099	13,150,902
GN Store Nord A/S	58,129	4,020,384
Novo Nordisk A/S, Class B	771,580	74,372,208
Novozymes A/S, B Shares	94,820	6,500,029
Orsted A/S(d)	86,909	11,455,870
Pandora A/S	46,149	5,602,475
Rockwool International A/S, B Shares	3,853	1,645,573
Tryg A/S	165,704	3,756,317
Vestas Wind Systems A/S	462,722	18,559,333

		201,973,673

Finland — 1.3%
Elisa OYJ	64,799	4,026,214
Fortum OYJ	204,465	6,208,800
Kesko OYJ, B Shares	125,149	4,316,815

1

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Kone OYJ, Class B	156,265	$10,977,358
Neste OYJ	192,739	10,872,850
Nokia OYJ(a)	2,471,701	13,632,184
Nordea Bank Abp	1,484,552	19,130,343
Orion OYJ, Class B	47,875	1,895,408
Sampo OYJ, A Shares	229,236	11,333,614
Stora Enso OYJ, R Shares	266,558	4,439,902
UPM-Kymmene OYJ	243,158	8,606,384
Wartsila OYJ Abp	220,624	2,627,480

		98,067,352

France — 10.7%
Accor SA(a)	80,943	2,886,203
Aeroports de Paris(a)	13,796	1,757,070
Air Liquide SA	217,075	34,766,745
Airbus SE(a)	270,116	35,810,858
Alstom SA	144,844	5,494,328
Amundi SA(d)	27,831	2,340,778
Arkema SA	30,571	4,031,301
Atos SE	44,612	2,369,870
AXA SA	886,732	24,574,222
BioMerieux	18,972	2,158,765
BNP Paribas SA	515,392	32,975,123
Bollore SA	399,990	2,309,859
Bouygues SA	104,079	4,305,473
Bureau Veritas SA	133,314	4,114,236
Capgemini SE	73,050	15,148,866
Carrefour SA	288,904	5,177,573
Cie de Saint-Gobain	231,989	15,612,167
Cie Generale des Etablissements Michelin SCA	77,185	11,835,583
CNP Assurances	77,829	1,228,385
Covivio	23,420	1,968,148
Credit Agricole SA	538,626	7,403,648
Danone SA	299,323	20,407,219
Dassault Aviation SA	11,270	1,266,851
Dassault Systemes SE	304,042	16,000,366
Edenred	113,458	6,107,719
Eiffage SA	39,089	3,950,603
Electricite de France SA	214,622	2,696,971
Engie SA	839,424	10,982,346
EssilorLuxottica SA	130,757	24,986,756
Eurazeo SE	18,045	1,690,861
Faurecia SE	52,360	2,463,411
Gecina SA	21,045	2,831,316
Getlink SE	200,454	3,131,419
Hermes International	14,512	20,022,705
Ipsen SA	16,795	1,600,395
Kering SA	34,370	24,411,654
Klepierre SA	93,066	2,081,280
La Francaise des Jeux SAEM(d)	42,808	2,201,067
Legrand SA	122,766	13,154,330
L’Oreal SA	115,604	47,837,398
LVMH Moet Hennessy Louis Vuitton SE	127,204	91,111,595
Orange SA	908,896	9,829,585
Orpea SA	23,253	2,703,651
Pernod Ricard SA	95,994	21,163,129
Publicis Groupe SA	101,844	6,841,656
Remy Cointreau SA	10,544	2,045,785
Renault SA(a)	87,571	3,106,748
Safran SA	156,608	19,807,874
Sanofi	519,913	50,048,907
Sartorius Stedim Biotech	12,671	7,080,613
Schneider Electric SE	246,840	41,112,157

Security	Shares	Value

France (continued)
SCOR SE	72,367	$2,083,871
SEB SA	12,403	1,744,919
Societe Generale SA	372,567	11,666,875
Sodexo SA(a)	39,863	3,483,852
Suez SA	161,120	3,673,877
Teleperformance	27,003	10,621,217
Thales SA	48,602	4,712,232
TotalEnergies SE	1,144,744	54,716,409
Ubisoft Entertainment SA(a)	41,280	2,471,938
Unibail-Rodamco-Westfield(a)(c)	61,821	4,550,064
Valeo SA	105,282	2,938,194
Veolia Environnement SA	298,221	9,112,376
Vinci SA	243,931	25,370,969
Vivendi SE	324,188	4,081,508
Wendel SE	12,472	1,723,311
Worldline SA(a)(d)	109,539	8,349,723

		832,246,903

Germany — 8.3%
Adidas AG	87,239	27,415,416
Allianz SE, Registered Shares	188,913	42,325,119
BASF SE	420,847	31,904,503
Bayer AG, Registered Shares	450,147	24,431,941
Bayerische Motoren Werke AG	151,877	14,425,119
Bechtle AG	37,980	2,597,642
Beiersdorf AG	46,068	4,970,740
Brenntag SE	70,792	6,576,195
Carl Zeiss Meditec AG	18,312	3,507,702
Commerzbank AG(a)	458,148	3,034,641
Continental AG, Class A(a)	50,190	5,448,556
Covestro AG(d)	88,018	5,998,495
Daimler AG, Registered Shares	392,160	34,600,937
Delivery Hero SE(a)(d)	74,229	9,468,292
Deutsche Bank AG, Registered Shares(a)	949,425	12,065,050
Deutsche Boerse AG	87,174	14,145,428
Deutsche Lufthansa AG, Registered Shares(a)(c)	271,975	1,855,624
Deutsche Post AG, Registered Shares	454,190	28,482,151
Deutsche Telekom AG, Registered Shares	1,527,192	30,626,604
Deutsche Wohnen SE	155,740	9,522,651
E.ON SE	1,030,746	12,580,973
Evonik Industries AG	94,152	2,952,343
Fresenius Medical Care AG & Co. KGaA	94,817	6,650,869
Fresenius SE & Co. KGaA	190,502	9,118,407
GEA Group AG	69,414	3,170,092
Hannover Rueck SE	27,471	4,783,830
HeidelbergCement AG	68,102	5,080,638
HelloFresh SE(a)	75,650	6,972,439
Henkel AG & Co. KGaA	47,547	4,090,236
Infineon Technologies AG	598,374	24,472,401
KION Group AG	33,328	3,098,755
Knorr-Bremse AG	33,795	3,615,780
LANXESS AG	37,847	2,557,866
LEG Immobilien SE	33,201	4,689,768
Merck KGaA	59,346	12,844,830
MTU Aero Engines AG	24,303	5,463,841
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	64,193	17,516,295
Nemetschek SE	26,776	2,796,748
Puma SE	48,253	5,364,048
Rational AG	2,377	2,232,892
RWE AG	295,384	10,417,712
SAP SE	478,466	64,702,539
Scout24 AG(d)	40,860	2,837,917

SCHEDULE OF INVESTMENTS	2

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Siemens AG, Registered Shares	350,523	$57,328,386
Siemens Energy AG(a)	184,298	4,929,873
Siemens Healthineers AG(d)	129,213	8,380,164
Symrise AG	58,950	7,726,638
TeamViewer AG(a)(d)	73,779	2,158,447
Telefonica Deutschland Holding AG	461,416	1,313,755
Uniper SE	41,010	1,707,228
United Internet AG, Registered Shares	48,127	1,861,717
Volkswagen AG	15,053	4,642,393
Vonovia SE	250,404	15,053,878
Zalando SE(a)(d)	101,628	9,268,626

		645,785,130

Hong Kong — 2.7%
AIA Group Ltd.	5,542,683	63,765,243
CK Asset Holdings Ltd.	923,089	5,326,016
CK Infrastructure Holdings Ltd.	309,844	1,728,196
CLP Holdings Ltd.	755,261	7,271,970
ESR Cayman Ltd.(a)(d)	916,200	2,765,184
Galaxy Entertainment Group Ltd.(a)	997,058	5,115,935
Hang Lung Properties Ltd.	927,565	2,113,968
Hang Seng Bank Ltd.	349,648	5,989,052
Henderson Land Development Co. Ltd.	670,774	2,561,296
HK Electric Investments & HK Electric Investments Ltd., Class SS(b)(c)	1,218,116	1,209,565
HKT Trust & HKT Ltd., Class SS(b)	1,777,417	2,430,285
Hong Kong & China Gas Co. Ltd.	5,195,383	7,849,672
Hong Kong Exchanges & Clearing Ltd.	532,243	32,706,601
Hongkong Land Holdings Ltd.	537,093	2,565,519
Jardine Matheson Holdings Ltd.	100,386	5,306,226
Link REIT	951,143	8,144,963
Melco Resorts & Entertainment Ltd., ADR(a)	97,594	999,363
MTR Corp. Ltd.(c)	708,533	3,813,266
New World Development Co. Ltd.	705,824	2,870,765
Power Assets Holdings Ltd.	650,618	3,813,983
Sino Land Co. Ltd.	1,571,975	2,114,779
SITC International Holdings Co. Ltd.	610,000	2,170,614
SJM Holdings Ltd.(a)	979,053	665,438
Sun Hung Kai Properties Ltd.	595,088	7,430,471
Swire Pacific Ltd., Class A	235,200	1,391,687
Swire Properties Ltd.	541,936	1,358,904
Techtronic Industries Co. Ltd.	631,631	12,482,004
WH Group Ltd.(d)	4,446,107	3,165,842
Wharf Real Estate Investment Co. Ltd.	765,245	3,931,743
Xinyi Glass Holdings Ltd.	840,000	2,505,764

		205,564,314

Ireland — 1.0%
CRH PLC	359,743	16,978,015
Experian PLC	423,030	17,720,780
Flutter Entertainment PLC(a)	76,320	15,136,684
James Hardie Industries PLC	202,631	7,187,562
Kerry Group PLC, Class A	72,451	9,735,139
Kingspan Group PLC	70,330	7,015,367
Smurfit Kappa Group PLC	112,302	5,912,520

		79,686,067

Isle of Man — 0.1%
Entain PLC(a)	267,014	7,626,349

Israel — 0.6%
Azrieli Group Ltd	19,335	1,740,513
Bank Hapoalim BM	515,238	4,525,653
Bank Leumi Le-Israel BM	655,131	5,550,949

Security	Shares	Value

Israel (continued)
Check Point Software Technologies Ltd.(a)(c)	51,298	$5,798,726
CyberArk Software Ltd.(a)(c)	18,218	2,875,165
Elbit Systems Ltd.	12,226	1,770,305
ICL Group Ltd.	317,967	2,317,146
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A(a)	528,238	2,788,478
Mizrahi Tefahot Bank Ltd.	64,960	2,187,849
Nice Ltd.(a)	28,926	8,190,740
Teva Pharmaceutical Industries Ltd., ADR(a)	509,963	4,967,040
Wix.com Ltd.(a)	25,405	4,978,618

		47,691,185

Italy — 2.0%
Amplifon SpA	57,508	2,733,098
Assicurazioni Generali SpA	507,304	10,744,285
Atlantia SpA(a)	229,281	4,326,918
Davide Campari-Milano NV	256,494	3,603,027
DiaSorin SpA	11,625	2,434,407
Enel SpA	3,726,702	28,603,247
Eni SpA	1,149,839	15,333,334
Ferrari NV	57,900	12,083,719
FinecoBank Banca Fineco SpA(a)	274,856	4,964,415
Infrastrutture Wireless Italiane SpA(d)	156,064	1,738,245
Intesa Sanpaolo SpA	7,567,591	21,423,729
Mediobanca Banca di Credito Finanziario SpA(a)	287,821	3,462,778
Moncler SpA	94,051	5,736,226
Nexi SpA(a)(d)	199,869	3,727,091
Poste Italiane SpA(d)	241,581	3,317,363
Prysmian SpA	116,423	4,066,480
Recordati Industria Chimica e Farmaceutica SpA	47,703	2,764,847
Snam SpA	936,575	5,181,026
Telecom Italia SpA/Milano	7,108,601	2,812,630
Terna SPA	639,719	4,539,959
UniCredit SpA	976,596	12,923,956

		156,520,780

Japan — 23.9%
ABC-Mart, Inc.	14,535	816,474
Acom Co. Ltd.	169,054	617,750
Advantest Corp.	91,000	8,108,966
Aeon Co. Ltd.	297,946	7,832,988
AGC, Inc.	88,048	4,537,310
Aisin Corp.	71,846	2,603,467
Ajinomoto Co., Inc.	212,954	6,292,750
ANA Holdings, Inc.(a)	72,111	1,874,701
Asahi Group Holdings Ltd.	210,002	10,133,720
Asahi Intecc Co. Ltd.	97,100	2,659,431
Asahi Kasei Corp.	575,068	6,162,468
Astellas Pharma, Inc.	854,243	14,060,027
Azbil Corp.	57,200	2,462,777
Bandai Namco Holdings, Inc.	91,004	6,841,466
Bridgestone Corp.	262,241	12,406,935
Brother Industries Ltd.	105,763	2,327,339
Canon, Inc.	459,748	11,249,138
Capcom Co. Ltd.	81,900	2,275,683
Casio Computer Co. Ltd.	86,581	1,433,446
Central Japan Railway Co.	65,740	10,493,672
Chiba Bank Ltd.	243,570	1,578,383
Chubu Electric Power Co., Inc.	293,911	3,473,655
Chugai Pharmaceutical Co. Ltd.	308,630	11,293,969
Concordia Financial Group Ltd.	487,970	1,920,903
Cosmos Pharmaceutical Corp.	9,100	1,545,474
CyberAgent, Inc.	184,316	3,555,911

3

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dai Nippon Printing Co. Ltd.	109,068	$2,627,741
Daifuku Co. Ltd.	46,876	4,396,304
Dai-ichi Life Holdings, Inc.	478,700	10,469,675
Daiichi Sankyo Co. Ltd.	802,962	21,343,649
Daikin Industries Ltd.	114,168	24,892,994
Daito Trust Construction Co. Ltd.	30,370	3,562,636
Daiwa House Industry Co. Ltd.	260,976	8,699,635
Daiwa House REIT Investment Corp.	1,006	2,954,278
Daiwa Securities Group, Inc.	658,052	3,835,612
Denso Corp.	198,890	12,986,989
Dentsu Group, Inc.	99,682	3,835,239
Disco Corp.	13,359	3,741,689
East Japan Railway Co.	139,344	9,847,876
Eisai Co. Ltd.	109,215	8,181,018
ENEOS Holdings, Inc.	1,398,063	5,679,427
FANUC Corp.	87,851	19,262,373
Fast Retailing Co. Ltd.	26,741	19,721,902
Fuji Electric Co. Ltd.	58,794	2,675,467
FUJIFILM Holdings Corp.	165,308	14,274,304
Fujitsu Ltd.	90,204	16,300,814
GLP J-REIT	1,880	3,094,622
GMO Payment Gateway, Inc.	18,900	2,386,341
Hakuhodo DY Holdings, Inc.	105,792	1,820,568
Hamamatsu Photonics KK	64,687	4,001,453
Hankyu Hanshin Holdings, Inc.	105,963	3,335,027
Harmonic Drive Systems, Inc.	19,600	939,967
Hikari Tsushin, Inc.	9,606	1,623,596
Hino Motors Ltd.	127,121	1,180,427
Hirose Electric Co. Ltd.	14,792	2,458,227
Hisamitsu Pharmaceutical Co., Inc.	22,541	852,550
Hitachi Construction Machinery Co. Ltd.	50,005	1,404,869
Hitachi Ltd.	443,513	26,238,541
Hitachi Metals Ltd.(a)	99,586	1,923,142
Honda Motor Co. Ltd.	747,035	22,966,697
Hoshizaki Corp.	24,365	2,216,092
Hoya Corp.	169,378	26,426,139
Hulic Co. Ltd.	138,567	1,543,151
Ibiden Co. Ltd.	49,100	2,700,759
Idemitsu Kosan Co. Ltd.	93,500	2,459,673
Iida Group Holdings Co. Ltd.	67,522	1,736,781
Inpex Corp.	466,400	3,631,548
Isuzu Motors Ltd.	267,182	3,476,096
Ito En Ltd.	24,000	1,592,040
ITOCHU Corp.	544,973	15,872,871
Itochu Techno-Solutions Corp.	42,200	1,370,428
Japan Airlines Co. Ltd.(a)	65,762	1,565,576
Japan Exchange Group, Inc.	237,236	5,883,450
Japan Metropolitan Fund Invest	3,240	3,111,066
Japan Post Bank Co. Ltd.	190,100	1,630,579
Japan Post Holdings Co. Ltd.	717,529	6,031,313
Japan Post Insurance Co. Ltd.	100,800	1,828,322
Japan Real Estate Investment Corp.	579	3,472,983
Japan Tobacco, Inc.	551,841	10,812,915
JFE Holdings, Inc.	224,012	3,359,344
JSR Corp.	92,728	3,333,198
Kajima Corp.	204,677	2,622,850
Kakaku.com, Inc.	61,416	1,983,309
Kansai Electric Power Co., Inc.	321,051	3,111,041
Kansai Paint Co. Ltd.	79,375	1,969,030
Kao Corp.	221,307	13,170,768
KDDI Corp.	739,075	24,332,647
Keio Corp.	46,629	2,494,031
Keisei Electric Railway Co. Ltd.	57,887	1,917,519

Security	Shares	Value

Japan (continued)
Keyence Corp.	89,180	$53,228,956
Kikkoman Corp.	65,964	5,367,664
Kintetsu Group Holdings Co. Ltd.(a)	77,898	2,619,650
Kirin Holdings Co. Ltd.	375,155	6,962,829
Kobayashi Pharmaceutical Co. Ltd.	23,865	1,892,082
Kobe Bussan Co. Ltd.	61,700	2,015,977
Koei Tecmo Holdings Co. Ltd.	26,000	1,234,148
Koito Manufacturing Co. Ltd.	48,347	2,907,259
Komatsu Ltd.	398,854	9,551,921
Konami Holdings Corp.	43,199	2,707,679
Kose Corp.	15,059	1,800,985
Kubota Corp.	467,989	9,960,038
Kurita Water Industries Ltd.	44,729	2,152,283
Kyocera Corp.	146,200	9,139,152
Kyowa Kirin Co. Ltd.	122,997	4,434,068
Lasertec Corp.	34,400	7,831,419
Lawson, Inc.	22,988	1,129,224
Lion Corp.	105,739	1,710,249
Lixil Corp.	123,427	3,577,331
M3, Inc.	202,413	14,425,628
Makita Corp.	102,639	5,643,363
Marubeni Corp.	737,664	6,102,856
Mazda Motor Corp.(a)	265,398	2,296,736
McDonald’s Holdings Co. Japan Ltd.	35,794	1,688,702
Medipal Holdings Corp.	81,698	1,537,564
MEIJI Holdings Co. Ltd.	56,034	3,622,731
Mercari, Inc.(a)	47,700	2,635,805
MINEBEA MITSUMI, Inc.	166,608	4,243,142
MISUMI Group, Inc.	129,456	5,508,228
Mitsubishi Chemical Holdings Corp.	583,309	5,310,292
Mitsubishi Corp.	578,597	18,169,349
Mitsubishi Electric Corp.	838,621	11,654,806
Mitsubishi Estate Co. Ltd.	538,782	8,578,918
Mitsubishi Gas Chemical Co., Inc.	73,793	1,455,168
Mitsubishi HC Capital, Inc.	308,873	1,615,062
Mitsubishi Heavy Industries Ltd.	146,605	3,928,135
Mitsubishi UFJ Financial Group, Inc.	5,600,970	33,109,174
Mitsui & Co. Ltd.	695,700	15,212,857
Mitsui Chemicals, Inc.	85,651	2,861,514
Mitsui Fudosan Co. Ltd.	417,820	9,925,264
Miura Co. Ltd.	40,500	1,618,972
Mizuho Financial Group, Inc.	1,105,851	15,644,651
MonotaRO Co. Ltd.	112,700	2,525,622
MS&AD Insurance Group Holdings, Inc.	202,824	6,783,795
Murata Manufacturing Co. Ltd.	263,225	23,282,894
Nabtesco Corp.	50,492	1,909,093
NEC Corp.	115,374	6,252,234
Nexon Co. Ltd.	222,248	3,567,203
NGK Insulators Ltd.	115,268	1,953,924
NH Foods Ltd.	38,076	1,437,915
Nidec Corp.	204,920	22,590,378
Nihon M&A Center, Inc.	139,400	4,093,387
Nintendo Co. Ltd.	51,282	24,506,776
Nippon Building Fund, Inc.	678	4,404,813
Nippon Express Co. Ltd.	34,470	2,373,956
Nippon Paint Holdings Co. Ltd.	327,480	3,566,312
Nippon Prologis REIT, Inc.	955	3,191,659
Nippon Sanso Holdings Corp.	71,093	1,781,665
Nippon Shinyaku Co. Ltd.	22,000	1,828,708
Nippon Steel Corp.	389,656	7,008,342
Nippon Telegraph & Telephone Corp.	590,032	16,349,283
Nippon Yusen KK	74,022	5,546,348
Nissan Chemical Corp.	55,311	3,234,934

SCHEDULE OF INVESTMENTS	4

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.(a)	1,070,415	$5,349,362
Nisshin Seifun Group, Inc.	92,973	1,540,629
Nissin Foods Holdings Co. Ltd.	28,541	2,290,262
Nitori Holdings Co. Ltd.	36,523	7,197,658
Nitto Denko Corp.	64,726	4,607,619
Nomura Holdings, Inc.	1,416,818	6,984,775
Nomura Real Estate Holdings, Inc.	55,258	1,436,625
Nomura Real Estate Master Fund, Inc.	1,933	2,782,115
Nomura Research Institute Ltd.	160,563	5,901,767
NSK Ltd.	172,985	1,172,197
NTT Data Corp.	287,617	5,560,851
Obayashi Corp.	291,034	2,398,924
Obic Co. Ltd.	31,794	6,045,882
Odakyu Electric Railway Co. Ltd.	134,785	3,119,608
Oji Holdings Corp.	388,226	1,956,163
Olympus Corp.	535,512	11,721,275
Omron Corp.	84,728	8,384,049
Ono Pharmaceutical Co. Ltd.	170,131	3,879,619
Oracle Corp. Japan	17,635	1,549,166
Oriental Land Co. Ltd.	91,804	14,851,660
ORIX Corp.	561,000	10,497,161
Orix JREIT, Inc.	1,183	2,058,857
Osaka Gas Co. Ltd.	171,508	3,133,976
Otsuka Corp.	51,082	2,626,780
Otsuka Holdings Co. Ltd.	178,055	7,614,111
Pan Pacific International Holdings Corp.	187,736	3,873,620
Panasonic Corp.	1,013,957	12,568,400
PeptiDream, Inc.(a)	43,200	1,410,230
Persol Holdings Co. Ltd.	81,175	2,023,618
Pigeon Corp.	51,900	1,206,560
Pola Orbis Holdings, Inc.	40,823	939,654
Rakuten Group, Inc.	394,500	3,842,727
Recruit Holdings Co. Ltd.	621,694	38,001,556
Renesas Electronics Corp.(a)	571,108	7,028,828
Resona Holdings, Inc.	972,799	3,891,208
Ricoh Co. Ltd.	310,881	3,181,014
Rinnai Corp.	16,835	1,848,335
Rohm Co. Ltd.	40,400	3,809,823
Ryohin Keikaku Co. Ltd.	113,260	2,519,250
Santen Pharmaceutical Co. Ltd.	162,349	2,283,293
SBI Holdings, Inc.	112,497	2,755,323
SCSK Corp.	70,500	1,491,130
Secom Co. Ltd.	95,757	6,925,914
Seiko Epson Corp.	128,403	2,592,453
Sekisui Chemical Co. Ltd.	170,878	2,936,057
Sekisui House Ltd.	280,699	5,878,105
Seven & i Holdings Co. Ltd.	345,459	15,726,829
SG Holdings Co. Ltd.	147,904	4,184,354
Sharp Corp.	97,569	1,229,945
Shimadzu Corp.	108,163	4,750,103
Shimano, Inc.	33,870	9,896,374
Shimizu Corp.	246,006	1,841,439
Shin-Etsu Chemical Co. Ltd.	162,326	27,395,563
Shionogi & Co. Ltd.	122,221	8,363,504
Shiseido Co. Ltd.	183,778	12,351,614
Shizuoka Bank Ltd.	200,101	1,644,067
SMC Corp.	26,241	16,372,023
Softbank Corp.	1,316,100	17,852,616
SoftBank Group Corp.	552,600	31,932,142
Sohgo Security Services Co. Ltd.	33,347	1,499,180
Sompo Holdings, Inc.	144,442	6,266,617
Sony Group Corp.	577,768	64,143,024

Security	Shares	Value

Japan (continued)
Square Enix Holdings Co. Ltd.	41,400	$2,212,654
Stanley Electric Co. Ltd.	59,034	1,491,093
Subaru Corp.	280,346	5,180,716
SUMCO Corp.	124,015	2,474,169
Sumitomo Chemical Co. Ltd.	688,860	3,575,356
Sumitomo Corp.	512,440	7,218,703
Sumitomo Dainippon Pharma Co. Ltd.	84,293	1,506,656
Sumitomo Electric Industries Ltd.	343,580	4,568,814
Sumitomo Metal Mining Co. Ltd.	112,815	4,079,456
Sumitomo Mitsui Financial Group, Inc.	598,127	21,041,729
Sumitomo Mitsui Trust Holdings, Inc.	155,426	5,352,874
Sumitomo Realty & Development Co. Ltd.	141,349	5,166,467
Suntory Beverage & Food Ltd.	64,840	2,687,963
Suzuki Motor Corp.	168,119	7,511,394
Sysmex Corp.	77,122	9,579,207
T&D Holdings, Inc.	245,106	3,362,335
Taisei Corp.	88,110	2,823,200
Taisho Pharmaceutical Holdings Co. Ltd.	17,500	1,020,051
Takeda Pharmaceutical Co. Ltd.	723,008	23,846,806
TDK Corp.	177,474	6,400,199
Terumo Corp.	296,206	13,986,358
THK Co. Ltd.	54,758	1,201,600
TIS, Inc.	102,000	2,783,998
Tobu Railway Co. Ltd.	85,998	2,315,563
Toho Co. Ltd.	50,182	2,364,140
Toho Gas Co. Ltd.	33,723	1,466,744
Tohoku Electric Power Co., Inc.	199,690	1,467,956
Tokio Marine Holdings, Inc.	287,787	15,426,821
Tokyo Century Corp.	19,212	1,081,627
Tokyo Electric Power Co. Holdings, Inc.(a)	717,212	2,042,109
Tokyo Electron Ltd.	68,393	30,214,556
Tokyo Gas Co. Ltd.	171,255	3,186,591
Tokyu Corp.	225,665	3,349,645
Toppan Inc.	118,500	2,009,209
Toray Industries, Inc.	631,814	4,014,666
Toshiba Corp.	188,970	7,953,944
Tosoh Corp.	116,374	2,108,898
TOTO Ltd.	64,487	3,070,653
Toyo Suisan Kaisha Ltd.	40,323	1,785,492
Toyota Industries Corp.	66,800	5,496,296
Toyota Motor Corp.	4,859,145	86,577,263
Toyota Tsusho Corp.	96,781	4,064,160
Trend Micro, Inc.	60,834	3,387,730
Tsuruha Holdings, Inc.	17,735	2,187,117
Unicharm Corp.	186,302	8,255,413
United Urban Investment Corp.	1,342	1,813,805
USS Co. Ltd.	98,863	1,682,880
Welcia Holdings Co. Ltd.	44,200	1,593,085
West Japan Railway Co.	98,140	4,933,209
Yakult Honsha Co. Ltd.	58,182	2,945,233
Yamada Holdings Co. Ltd.	321,092	1,348,451
Yamaha Corp.	61,964	3,897,664
Yamaha Motor Co. Ltd.	136,427	3,798,105
Yamato Holdings Co. Ltd.	135,162	3,420,999
Yaskawa Electric Corp.	110,745	5,317,813
Yokogawa Electric Corp.	103,263	1,801,067
Z Holdings Corp.	1,227,627	7,856,882
ZOZO, Inc.	55,851	2,092,457

		1,859,448,667

Jordan — 0.0%
Hikma Pharmaceuticals PLC	79,125	2,602,898

5

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Luxembourg — 0.3%
ArcelorMittal SA	326,570	$9,997,159
Aroundtown SA	449,651	3,097,603
Eurofins Scientific SE	60,876	7,815,961
Tenaris SA	216,116	2,273,341

		23,184,064

Macau(a) — 0.0%
Sands China Ltd.	1,125,260	2,302,846
Wynn Macau Ltd.	715,275	601,901

		2,904,747

Malta — 0.0%
BGP Holdings Ltd.(e)	966,939	11

Netherlands — 6.2%
ABN AMRO Bank NV(a)(d)	190,008	2,741,316
Adyen NV(a)(d)	9,056	25,314,796
Aegon NV	819,889	4,232,142
Akzo Nobel NV	87,324	9,541,423
Argenx SE(a)	21,145	6,389,656
ASM International NV	21,817	8,543,938
ASML Holding NV	192,214	143,595,041
EXOR NV	49,698	4,170,519
Heineken Holding NV	52,790	4,596,735
Heineken NV	119,043	12,425,091
ING Groep NV	1,788,828	26,006,879
JDE Peet’s NV	32,918	983,769
Just Eat Takeaway.com NV(a)(d)	82,202	6,006,007
Koninklijke Ahold Delhaize NV	479,152	15,954,866
Koninklijke DSM NV	80,087	16,015,468
Koninklijke KPN NV	1,594,011	5,015,969
Koninklijke Philips NV	417,445	18,545,788
Koninklijke Vopak NV	31,271	1,232,154
NN Group NV	122,954	6,440,605
Prosus NV	427,565	34,222,724
QIAGEN NV(a)	105,160	5,455,963
Randstad NV	54,789	3,688,782
Royal Dutch Shell PLC, A Shares	1,879,190	41,791,634
Royal Dutch Shell PLC, B Shares	1,698,175	37,625,801
Stellantis NV	930,492	17,708,305
Universal Music Group NV(a)	332,331	8,898,248
Wolters Kluwer NV	122,817	13,018,172

		480,161,791

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)(c)	343,223	1,519,773
Auckland International Airport Ltd.(a)	577,781	3,105,780
Fisher & Paykel Healthcare Corp. Ltd.	265,404	5,837,739
Mercury NZ Ltd.	318,139	1,422,847
Meridian Energy Ltd.	575,367	1,945,762
Ryman Healthcare Ltd.	191,171	1,989,249
Spark New Zealand Ltd.	843,671	2,775,571
Xero Ltd.(a)	61,144	5,999,969

		24,596,690

Norway — 0.7%
Adevinta ASA(a)	126,961	2,175,655
DNB Bank ASA	428,187	9,734,695
Equinor ASA	449,211	11,423,800
Gjensidige Forsikring ASA	90,217	1,998,139
Mowi ASA	199,604	5,071,301
Norsk Hydro ASA	611,648	4,565,336
Orkla ASA	340,843	3,128,323
Schibsted ASA, Class A	33,079	1,570,185
Schibsted ASA, B Shares	44,624	1,897,927

Security	Shares	Value

Norway (continued)
Telenor ASA	318,781	$5,365,719
Yara International ASA	80,082	3,966,963

		50,898,043

Poland — 0.0%
InPost SA(a)	89,650	1,487,600

Portugal — 0.2%
Banco Espirito Santo SA, Registered Shares(e)	47,542	1
EDP—Energias de Portugal SA	1,284,659	6,748,464
Galp Energia SGPS SA	227,665	2,585,815
Jeronimo Martins SGPS SA	115,733	2,307,160

		11,641,440

Singapore — 1.1%
Ascendas Real Estate Investment Trust	1,530,575	3,373,650
CapitaLand Integrated Commercial Trust	2,222,301	3,309,135
Capitaland Investment Ltd.(a)	1,215,230	3,042,997
City Developments Ltd.	199,178	1,008,053
DBS Group Holdings Ltd.	828,109	18,349,744
Genting Singapore Ltd.	2,794,425	1,473,360
Keppel Corp. Ltd.	662,342	2,529,308
Mapletree Commercial Trust	1,012,700	1,534,719
Mapletree Logistics Trust	1,380,045	2,063,075
Oversea-Chinese Banking Corp. Ltd.	1,529,387	12,878,556
Sea Ltd., ADR(a)	31,349	9,991,867
Singapore Airlines Ltd.(a)	624,399	2,299,411
Singapore Exchange Ltd.	329,026	2,408,755
Singapore Technologies Engineering Ltd.	719,579	2,008,664
Singapore Telecommunications Ltd.	3,803,746	6,847,754
United Overseas Bank Ltd.	537,005	10,158,835
UOL Group Ltd.	224,399	1,128,404
Venture Corp. Ltd.(c)	133,927	1,760,292

		86,166,579

Spain — 2.4%
ACS Actividades de Construccion y Servicios SA	117,701	3,188,362
Aena SME SA(a)(d)	34,602	5,984,127
Amadeus IT Group SA(a)	206,742	13,597,787
Banco Bilbao Vizcaya Argentaria SA	3,055,229	20,166,358
Banco Santander SA	7,945,490	28,781,448
CaixaBank SA	2,032,521	6,302,895
Cellnex Telecom SA(d)	233,775	14,433,280
EDP Renovaveis SA	132,457	3,286,504
Enagas SA	102,462	2,277,129
Endesa SA	146,866	2,961,920
Ferrovial SA	218,724	6,384,261
Grifols SA	137,257	3,351,544
Iberdrola SA	2,712,890	27,292,833
Industria de Diseno Textil SA	499,818	18,391,173
Naturgy Energy Group SA(c)	136,657	3,439,784
Red Electrica Corp. SA	180,542	3,622,081
Repsol SA	668,067	8,720,644
Siemens Gamesa Renewable Energy SA(a)	109,265	2,777,192
Telefonica SA	2,352,567	11,039,600

		185,998,922

Sweden — 3.4%
Alfa Laval AB	143,643	5,357,672
Assa Abloy AB, Class B	456,624	13,245,112
Atlas Copco AB, A Shares	307,689	18,580,000
Atlas Copco AB, B Shares	179,739	9,135,523
Boliden AB	124,606	3,989,938
Electrolux AB, Series B	102,557	2,369,447
Embracer Group AB(a)	236,012	2,272,664

SCHEDULE OF INVESTMENTS	6

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	300,572	$6,248,755
Epiroc AB, Class B	177,728	3,147,878
EQT AB	134,627	5,590,208
Essity AB, Class B	277,627	8,610,318
Evolution AB(d)	78,036	11,817,712
Fastighets AB Balder, B Shares(a)	47,139	2,832,895
H & M Hennes & Mauritz AB, B Shares(a)	332,725	6,734,890
Hexagon AB, B Shares	903,945	13,982,215
Husqvarna AB, B Shares	192,059	2,294,345
ICA Gruppen AB	45,083	2,068,388
Industrivarden AB, A Shares	48,906	1,562,387
Industrivarden AB, C Shares	71,851	2,219,887
Investment AB Latour, B Shares	67,895	2,100,985
Investor AB, B Shares	834,812	17,952,106
Kinnevik AB, Class B(a)	109,817	3,860,532
L E Lundbergforetagen AB, B Shares	34,436	1,889,784
Lundin Energy AB	92,496	3,433,559
Nibe Industrier AB, B Shares	657,299	8,260,117
Sandvik AB	518,651	11,849,258
Securitas AB, B Shares	144,657	2,289,575
Sinch AB(a)(d)	233,233	4,522,852
Skandinaviska Enskilda Banken AB, Class A	748,576	10,549,927
Skanska AB, B Shares	157,301	3,946,302
SKF AB, B Shares	173,861	4,099,852
Svenska Cellulosa AB SCA, Class B	276,019	4,277,760
Svenska Handelsbanken AB, A Shares	672,718	7,534,037
Swedbank AB, A Shares	417,601	8,420,788
Swedish Match AB	718,986	6,295,973
Tele2 AB, B Shares	229,254	3,394,499
Telefonaktiebolaget LM Ericsson, B Shares	1,338,461	15,107,105
Telia Co. AB	1,211,044	4,981,907
Volvo AB, A Shares	89,760	2,028,108
Volvo AB, B Shares	655,756	14,640,724

		263,495,984

Switzerland — 9.7%
ABB Ltd., Registered Shares	794,757	26,586,062
Adecco Group AG, Registered Shares	70,619	3,538,416
Alcon, Inc.	228,963	18,539,296
Baloise Holding AG, Registered Shares	21,256	3,224,316
Banque Cantonale Vaudoise, Registered Shares	13,540	1,029,485
Barry Callebaut AG, Registered Shares	1,625	3,685,601
Chocoladefabriken Lindt & Spruengli AG	483	5,400,354
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	50	5,896,239
Cie Financiere Richemont SA, Class A, Registered Shares	239,181	24,798,783
Clariant AG, Registered Shares	96,715	1,815,369
Coca-Cola HBC AG	91,244	2,940,263
Credit Suisse Group AG, Registered Shares	1,168,754	11,542,920
EMS-Chemie Holding AG, Registered Shares	3,666	3,463,721
Geberit AG, Registered Shares	17,011	12,489,513
Givaudan SA, Registered Shares	4,207	19,180,088
Holcim Ltd., Registered Shares	238,513	11,492,745
Julius Baer Group Ltd.	102,550	6,813,391
Kuehne + Nagel International AG, Registered Shares	24,898	8,500,203
Logitech International SA, Registered Shares	78,961	7,024,931
Lonza Group AG, Registered Shares	34,122	25,595,232
Nestle SA, Registered Shares	1,320,076	159,055,982
Novartis AG, Registered Shares	1,017,368	83,423,317
Partners Group Holding AG	10,404	16,236,878
Roche Holding AG	336,740	123,573,772

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG	18,665	$5,010,985
Schindler Holding AG, Registered Shares	9,196	2,369,126
SGS SA, Registered Shares	2,757	8,025,177
Sika AG, Registered Shares	64,964	20,539,861
Sonova Holding AG, Registered Shares	25,104	9,487,005
STMicroelectronics NV	313,402	13,683,666
Straumann Holding AG, Registered Shares	4,710	8,447,201
Swatch Group AG	13,090	3,414,942
Swatch Group AG, Registered Shares	24,292	1,249,927
Swiss Life Holding AG, Registered Shares	14,669	7,391,234
Swiss Prime Site AG, Registered Shares	34,852	3,404,376
Swiss Re AG	137,412	11,728,135
Swisscom AG, Registered Shares	11,800	6,790,673
Temenos AG, Registered Shares	30,684	4,163,405
UBS Group AG, Registered Shares	1,679,810	26,812,477
Vifor Pharma AG	22,641	2,934,657
Zurich Insurance Group AG	68,941	28,191,367

		749,491,091

United Arab Emirates — 0.0%
NMC Health PLC(a)(e)	45,379	1

United Kingdom — 12.5%
3i Group PLC	449,158	7,715,065
Abrdn PLC	1,002,832	3,429,642
Admiral Group PLC	89,589	3,743,340
Anglo American PLC	593,352	20,796,184
Ashtead Group PLC	206,013	15,573,213
Associated British Foods PLC	161,715	4,025,523
AstraZeneca PLC	709,794	85,542,762
Auto Trader Group PLC(d)	437,391	3,449,353
AVEVA Group PLC	55,198	2,667,783
Aviva PLC	1,808,325	9,583,898
BAE Systems PLC	1,479,944	11,209,176
Barclays PLC	7,786,397	19,785,057
Barratt Developments PLC	464,423	4,105,400
Berkeley Group Holdings PLC	51,987	3,035,816
BP PLC	9,275,272	42,247,497
British American Tobacco PLC	998,825	34,913,444
British Land Co. PLC	401,298	2,662,862
BT Group PLC(a)	4,111,817	8,814,957
Bunzl PLC	154,426	5,095,207
Burberry Group PLC	183,546	4,466,891
CK Hutchison Holdings Ltd.	1,246,117	8,313,005
CNH Industrial NV	466,193	7,836,264
Coca-Cola European Partners PLC	93,241	5,155,295
Compass Group PLC(a)	817,577	16,720,409
Croda International PLC	63,562	7,282,751
DCC PLC	44,930	3,745,629
Diageo PLC	1,071,558	51,879,490
Direct Line Insurance Group PLC	622,714	2,429,874
Evraz PLC	231,021	1,832,920
Ferguson PLC	102,527	14,232,987
GlaxoSmithKline PLC	2,305,410	43,510,390
Halma PLC	173,286	6,609,735
Hargreaves Lansdown PLC	162,977	3,129,259
HSBC Holdings PLC	9,359,221	48,936,354
Imperial Brands PLC	431,558	9,026,744
Informa PLC(a)	681,646	5,012,796
InterContinental Hotels Group PLC(a)	83,214	5,313,341
Intertek Group PLC	74,163	4,959,075
J Sainsbury PLC	790,676	3,030,489
JD Sports Fashion PLC	238,462	3,351,223

7

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Johnson Matthey PLC	89,177	$3,199,402
Kingfisher PLC	967,040	4,365,097
Land Securities Group PLC	319,885	2,981,431
Legal & General Group PLC	2,718,596	10,213,997
Lloyds Banking Group PLC	32,514,989	20,238,003
London Stock Exchange Group PLC	150,720	15,103,373
M&G PLC	1,194,386	3,263,310
Melrose Industries PLC	1,985,657	4,610,110
Mondi PLC	222,350	5,448,906
National Grid PLC	1,628,994	19,410,630
Natwest Group PLC	2,667,437	8,041,940
Next PLC	60,667	6,673,423
Ocado Group PLC(a)	222,933	4,982,066
Pearson PLC	342,059	3,280,420
Persimmon PLC	147,493	5,275,078
Phoenix Group Holdings PLC	292,870	2,531,924
Prudential PLC	1,198,473	23,256,860
Reckitt Benckiser Group PLC	326,861	25,678,261
RELX PLC	885,779	25,498,244
Rentokil Initial PLC	848,898	6,666,222
Rio Tinto PLC	514,550	33,729,848
Rolls-Royce Holdings PLC(a)	3,863,879	7,216,625
Sage Group PLC	501,761	4,777,595
Schroders PLC	57,601	2,774,052
Segro PLC	549,916	8,833,760
Severn Trent PLC	114,456	4,007,003
Smith & Nephew PLC	401,155	6,911,033
Smiths Group PLC	180,577	3,482,027
Spirax-Sarco Engineering PLC	33,867	6,814,236
SSE PLC	479,422	10,094,292
St James’s Place PLC	246,899	4,980,521
Standard Chartered PLC	1,222,203	7,144,727
Taylor Wimpey PLC	1,656,653	3,455,281
Tesco PLC	3,551,213	12,094,130
Unilever PLC	1,200,462	64,991,004
United Utilities Group PLC	310,653	4,043,255
Vodafone Group PLC	12,812,053	19,495,996
Whitbread PLC(a)	92,940	4,132,396
WM Morrison Supermarkets PLC	1,097,808	4,356,205
WPP PLC	558,234	7,478,975

		966,702,758

Total Common Stocks — 98.4% (Cost: $5,396,213,077)		7,641,118,468

Security	Shares	Value

Preferred Securities

Preferred Stocks — 0.5%

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares	25,711	$1,950,338
Fuchs Petrolub SE, Preference Shares	31,820	1,489,828
Henkel AG & Co. KGaA, Preference Shares	81,264	7,517,612
Porsche Automobil Holding SE, Preference Shares	69,760	6,898,586
Sartorius AG, Preference Shares	11,940	7,601,106
Volkswagen AG, Preference Shares	85,035	18,954,519

		44,411,989

Total Preferred Securities — 0.5% (Cost: $29,226,873)		44,411,989

Total Long-Term Investments — 98.9% (Cost: $5,425,439,950)		7,685,530,457

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	16,054,232	16,062,259
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.01%(f)(g)	20,101,016	20,101,016

Total Short-Term Securities — 0.5% (Cost: $36,154,599)		36,163,275

Total Investments — 99.4% (Cost: $5,461,594,549)		7,721,693,732
Other Assets Less Liabilities — 0.6%		45,098,350

Net Assets — 100.0%		$7,766,792,082

(a)	Non-income producing security.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

SCHEDULE OF INVESTMENTS	8

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,455,641	$—	$(14,392,274	)(a)	$3,763	$(4,871)	$16,062,259	16,054,232	$257,664	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	28,526,482	—	(8,425,466	)(a)	—	—	20,101,016	20,101,016	1,477		—

					$3,763	$(4,871)	$36,163,275		$259,141		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	154	12/09/21	$20,527	$12,768
SPI 200 Index.	81	12/16/21	10,677	(86,150)
Euro Stoxx 50 Index	671	12/17/21	31,463	(697,103)
FTSE 100 Index	191	12/17/21	18,204	65,076

				$(705,409)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

9

Schedule of Investments (unaudited) (continued) September 30, 2021	iShares MSCI EAFE International Index Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$560,636,716	$—	$560,636,716
Austria.	—	16,610,888	—	16,610,888
Belgium	—	62,959,739	—	62,959,739
Chile	—	3,251,763	—	3,251,763
China	2,095,554	11,620,769	—	13,716,323
Denmark	24,718,061	177,255,612	—	201,973,673
Finland	4,026,214	94,041,138	—	98,067,352
France	5,719,662	826,527,241	—	832,246,903
Germany	19,205,550	626,579,580	—	645,785,130
Hong Kong	3,567,832	201,996,482	—	205,564,314
Ireland	9,735,139	69,950,928	—	79,686,067
Isle of Man	—	7,626,349	—	7,626,349
Israel	18,619,549	29,071,636	—	47,691,185
Italy	—	156,520,780	—	156,520,780
Japan	3,094,622	1,856,354,045	—	1,859,448,667
Jordan	—	2,602,898	—	2,602,898
Luxembourg	7,815,961	15,368,103	—	23,184,064
Macau	—	2,904,747	—	2,904,747
Malta	—	—	11	11
Netherlands	15,337,980	464,823,811	—	480,161,791
New Zealand	—	24,596,690	—	24,596,690
Norway	6,969,228	43,928,815	—	50,898,043
Poland	—	1,487,600	—	1,487,600
Portugal	9,055,624	2,585,815	1	11,641,440
Singapore	13,034,864	73,131,715	—	86,166,579
Spain	27,055,455	158,943,467	—	185,998,922
Sweden	14,817,392	248,678,592	—	263,495,984
Switzerland	11,296,593	738,194,498	—	749,491,091
United Arab Emirates	—	—	1	1
United Kingdom	11,941,374	954,761,384	—	966,702,758
Preferred Securities
Preferred Stocks
Germany	1,489,828	42,922,161	—	44,411,989
Short-Term Securities
Money Market Funds	36,163,275	—	—	36,163,275

	$245,759,757	$7,475,933,962	$13	$7,721,693,732

Derivative Financial Instruments(a)
Assets
Equity Contracts	$77,844	$—	$—	$77,844
Liabilities
Equity Contracts	(783,253)	—	—	(783,253)

	$(705,409)	$—	$—	$(705,409)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

FTSE	Financial Times Stock Exchange

REIT	Real Estate Investment Trust

SCA	Societe en Commandite par Actions

SCHEDULE OF INVESTMENTS	10